Events During the Period (Details) ₪ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jan. 31, 2026 USD ($)	Jan. 31, 2026 ILS (₪)	Jan. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Events During the Period [Line Items]
Raw materials	$ 59	$ 34	₪ 108
Written off	77
Right-of-use asset	$ 83			$ 119